CG Variable Annuity Separate Account II

CG Variable Annuity Separate Account II

Statements of assets and liabilities

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
Alger Capital Appreciation Portfolio - Class I-2	$2,997,806	$2,997,806	$2,997,806
Alger Large Cap Growth Portfolio - Class I-2	6,581,303	6,581,303	6,581,303
Alger Mid Cap Growth Portfolio - Class I-2	5,255,037	5,255,037	5,255,037
Alger Small Cap Growth Portfolio - Class I-2	2,212,651	2,212,651	2,212,651
Fidelity® VIP Asset Manager Portfolio - Initial Class	342,561	342,561	342,561
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,643,786	2,643,786	2,643,786
Fidelity® VIP Equity-Income Portfolio - Initial Class	6,014,692	6,014,692	6,014,692
Fidelity® VIP Government Money Market Portfolio - Initial Class	967,069	967,069	967,069
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	2,066,234	2,066,234	2,066,234
Fidelity® VIP High Income Portfolio - Initial Class	897,343	897,343	897,343
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,447,869	1,447,869	1,447,869
Fidelity® VIP Overseas Portfolio - Initial Class	1,952,941	1,952,941	1,952,941
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	1,088,271	1,088,271	1,088,271
MFS® VIT Growth Series - Initial Class	2,288,130	2,288,130	2,288,130
MFS® VIT Investors Trust Series - Initial Class	1,697,891	1,697,891	1,697,891
MFS® VIT Research Series - Initial Class	1,247,580	1,247,580	1,247,580
MFS® VIT Total Return Series - Initial Class	3,960,313	3,960,313	3,960,313
MFS® VIT Utilities Series - Initial Class	2,423,474	2,423,474	2,423,474
MFS® VIT II Income Portfolio - Initial Class	236,567	236,567	236,567
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	589,456	589,456	589,456
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	535,980	535,980	535,980
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	3,213,734	3,213,734	3,213,734

See accompanying notes.

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CG Variable Annuity Separate Account II

Statements of operations

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Alger Capital Appreciation Portfolio - Class I-2	$—	$(40,316)	$(40,316)	$204,871
Alger Large Cap Growth Portfolio - Class I-2	—	(90,866)	(90,866)	268,408
Alger Mid Cap Growth Portfolio - Class I-2	—	(76,037)	(76,037)	157,825
Alger Small Cap Growth Portfolio - Class I-2	—	(34,530)	(34,530)	143,714
Fidelity® VIP Asset Manager Portfolio - Initial Class	5,457	(4,585)	872	4,258
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,586	(34,867)	(33,281)	125,691
Fidelity® VIP Equity-Income Portfolio - Initial Class	109,025	(79,164)	29,861	175,366
Fidelity® VIP Government Money Market Portfolio - Initial Class	100	(13,374)	(13,274)	—
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	—	(29,067)	(29,067)	50,964
Fidelity® VIP High Income Portfolio - Initial Class	46,821	(11,445)	35,376	(5,361)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	30,046	(19,993)	10,053	9,265
Fidelity® VIP Overseas Portfolio - Initial Class	9,761	(25,378)	(15,617)	56,403
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	62	(14,166)	(14,104)	—
MFS® VIT Growth Series - Initial Class	—	(29,773)	(29,773)	68,885
MFS® VIT Investors Trust Series - Initial Class	10,150	(22,444)	(12,294)	46,627
MFS® VIT Research Series - Initial Class	6,265	(16,361)	(10,096)	35,143
MFS® VIT Total Return Series - Initial Class	70,144	(53,669)	16,475	92,792
MFS® VIT Utilities Series - Initial Class	42,014	(32,784)	9,230	118,594
MFS® VIT II Income Portfolio - Initial Class	6,875	(2,911)	3,964	104
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(8,063)	(8,063)	10,501
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	14,116	(7,470)	6,646	(2,670)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	11,382	(41,730)	(30,348)	90,076

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Alger Capital Appreciation Portfolio - Class I-2	$621,898	$826,769	$(299,837)	$486,616
Alger Large Cap Growth Portfolio - Class I-2	1,469,831	1,738,239	(986,214)	661,159
Alger Mid Cap Growth Portfolio - Class I-2	1,852,190	2,010,015	(1,780,346)	153,632
Alger Small Cap Growth Portfolio - Class I-2	733,074	876,788	(1,019,215)	(176,957)
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,866	6,124	20,549	27,545
Fidelity® VIP Contrafund® Portfolio - Initial Class	309,426	435,117	170,195	572,031
Fidelity® VIP Equity-Income Portfolio - Initial Class	638,082	813,448	342,750	1,186,059
Fidelity® VIP Government Money Market Portfolio - Initial Class	—	—	—	(13,274)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	185,003	235,967	(7,047)	199,853
Fidelity® VIP High Income Portfolio - Initial Class	—	(5,361)	(6,544)	23,471
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	40,037	49,302	(88,536)	(29,181)
Fidelity® VIP Overseas Portfolio - Initial Class	139,141	195,544	126,096	306,023
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	—	—	—	(14,104)
MFS® VIT Growth Series - Initial Class	289,608	358,493	90,570	419,290
MFS® VIT Investors Trust Series - Initial Class	51,035	97,662	266,862	352,230
MFS® VIT Research Series - Initial Class	65,635	100,778	148,780	239,462
MFS® VIT Total Return Series - Initial Class	186,833	279,625	163,147	459,247
MFS® VIT Utilities Series - Initial Class	81,867	200,461	75,981	285,672
MFS® VIT II Income Portfolio - Initial Class	8,924	9,028	(14,751)	(1,759)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	63,699	74,200	(2,702)	63,435
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(2,670)	(7,408)	(3,432)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	58,199	148,275	483,102	601,029

CG Variable Annuity Separate Account II

Statements of changes in net assets

Years Ended December 31, 2020 and 2021

	Alger Capital Appreciation Portfolio - Class I-2 Subaccount	Alger Large Cap Growth Portfolio - Class I-2 Subaccount	Alger Mid Cap Growth Portfolio - Class I-2 Subaccount	Alger Small Cap Growth Portfolio - Class I-2 Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Initial Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$2,744,265	$4,175,004	$3,451,503	$1,862,637	$535,231	$2,462,098	$5,260,488
Changes From Operations:
• Net investment income (loss)	(37,116)	(58,930)	(53,634)	(6,216)	(513)	(25,172)	22,244
• Net realized gain (loss) on investments	661,168	990,569	647,020	230,402	10,214	210,545	213,116
• Net change in unrealized appreciation or depreciation on investments	308,915	1,671,396	1,459,847	867,968	27,750	370,193	12,278
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	932,967	2,603,035	2,053,233	1,092,154	37,451	555,566	247,638
Changes From Unit Transactions:
• Net unit transactions	(705,911)	(368,982)	(186,609)	(265,053)	(238,012)	(688,984)	(206,028)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(705,911)	(368,982)	(186,609)	(265,053)	(238,012)	(688,984)	(206,028)
TOTAL INCREASE (DECREASE) IN NET ASSETS	227,056	2,234,053	1,866,624	827,101	(200,561)	(133,418)	41,610
NET ASSETS AT DECEMBER 31, 2020	2,971,321	6,409,057	5,318,127	2,689,738	334,670	2,328,680	5,302,098
Changes From Operations:
• Net investment income (loss)	(40,316)	(90,866)	(76,037)	(34,530)	872	(33,281)	29,861
• Net realized gain (loss) on investments	826,769	1,738,239	2,010,015	876,788	6,124	435,117	813,448
• Net change in unrealized appreciation or depreciation on investments	(299,837)	(986,214)	(1,780,346)	(1,019,215)	20,549	170,195	342,750
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	486,616	661,159	153,632	(176,957)	27,545	572,031	1,186,059
Changes From Unit Transactions:
• Net unit transactions	(460,131)	(488,913)	(216,722)	(300,130)	(19,654)	(256,925)	(473,465)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(460,131)	(488,913)	(216,722)	(300,130)	(19,654)	(256,925)	(473,465)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,485	172,246	(63,090)	(477,087)	7,891	315,106	712,594
NET ASSETS AT DECEMBER 31, 2021	$2,997,806	$6,581,303	$5,255,037	$2,212,651	$342,561	$2,643,786	$6,014,692

See accompanying notes.

	Fidelity® VIP Government Money Market Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Opportunities Portfolio - Initial Class Subaccount	Fidelity® VIP High Income Portfolio - Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Subaccount	Fidelity® VIP Overseas Portfolio - Initial Class Subaccount	Goldman Sachs VIT Government Money Market Fund - Institutional Shares Subaccount
NET ASSETS AT JANUARY 1, 2020	$1,063,054	$1,110,205	$754,908	$1,356,551	$1,675,809	$1,102,031
Changes From Operations:
• Net investment income (loss)	(10,571)	(19,349)	27,229	12,787	(14,334)	(12,958)
• Net realized gain (loss) on investments	—	96,666	(9,542)	8,696	35,192	—
• Net change in unrealized appreciation or depreciation on investments	—	675,802	(9,507)	90,185	194,530	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,571)	753,119	8,180	111,668	215,388	(12,958)
Changes From Unit Transactions:
• Net unit transactions	(34,594)	56,711	25,811	64,203	(138,598)	(76,764)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(34,594)	56,711	25,811	64,203	(138,598)	(76,764)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,165)	809,830	33,991	175,871	76,790	(89,722)
NET ASSETS AT DECEMBER 31, 2020	1,017,889	1,920,035	788,899	1,532,422	1,752,599	1,012,309
Changes From Operations:
• Net investment income (loss)	(13,274)	(29,067)	35,376	10,053	(15,617)	(14,104)
• Net realized gain (loss) on investments	—	235,967	(5,361)	49,302	195,544	—
• Net change in unrealized appreciation or depreciation on investments	—	(7,047)	(6,544)	(88,536)	126,096	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,274)	199,853	23,471	(29,181)	306,023	(14,104)
Changes From Unit Transactions:
• Net unit transactions	(37,546)	(53,654)	84,973	(55,372)	(105,681)	90,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(37,546)	(53,654)	84,973	(55,372)	(105,681)	90,066
TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,820)	146,199	108,444	(84,553)	200,342	75,962
NET ASSETS AT DECEMBER 31, 2021	$967,069	$2,066,234	$897,343	$1,447,869	$1,952,941	$1,088,271

CG Variable Annuity Separate Account II

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Investors Trust Series - Initial Class Subaccount	MFS® VIT Research Series - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$1,638,103	$1,299,175	$1,073,378	$3,755,089	$2,764,846
Changes From Operations:
• Net investment income (loss)	(23,792)	(9,530)	(6,947)	31,053	25,371
• Net realized gain (loss) on investments	190,240	49,875	70,620	148,720	146,838
• Net change in unrealized appreciation or depreciation on investments	289,457	113,771	77,868	87,736	(69,719)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	455,905	154,116	141,541	267,509	102,490
Changes From Unit Transactions:
• Net unit transactions	(136,338)	(24,450)	(123,195)	(260,407)	(323,121)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(136,338)	(24,450)	(123,195)	(260,407)	(323,121)
TOTAL INCREASE (DECREASE) IN NET ASSETS	319,567	129,666	18,346	7,102	(220,631)
NET ASSETS AT DECEMBER 31, 2020	1,957,670	1,428,841	1,091,724	3,762,191	2,544,215
Changes From Operations:
• Net investment income (loss)	(29,773)	(12,294)	(10,096)	16,475	9,230
• Net realized gain (loss) on investments	358,493	97,662	100,778	279,625	200,461
• Net change in unrealized appreciation or depreciation on investments	90,570	266,862	148,780	163,147	75,981
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	419,290	352,230	239,462	459,247	285,672
Changes From Unit Transactions:
• Net unit transactions	(88,830)	(83,180)	(83,606)	(261,125)	(406,413)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(88,830)	(83,180)	(83,606)	(261,125)	(406,413)
TOTAL INCREASE (DECREASE) IN NET ASSETS	330,460	269,050	155,856	198,122	(120,741)
NET ASSETS AT DECEMBER 31, 2021	$2,288,130	$1,697,891	$1,247,580	$3,960,313	$2,423,474

See accompanying notes.

	MFS® VIT II Income Portfolio - Initial Class Subaccount	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Short Duration Bond Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$193,211	$433,779	$541,927	$2,906,681
Changes From Operations:
• Net investment income (loss)	4,900	(6,049)	5,256	(20,066)
• Net realized gain (loss) on investments	54	38,056	(2,281)	114,867
• Net change in unrealized appreciation or depreciation on investments	10,584	122,028	7,903	355,944
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,538	154,035	10,878	450,745
Changes From Unit Transactions:
• Net unit transactions	10,797	(41,245)	(9,470)	(360,405)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,797	(41,245)	(9,470)	(360,405)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,335	112,790	1,408	90,340
NET ASSETS AT DECEMBER 31, 2020	219,546	546,569	543,335	2,997,021
Changes From Operations:
• Net investment income (loss)	3,964	(8,063)	6,646	(30,348)
• Net realized gain (loss) on investments	9,028	74,200	(2,670)	148,275
• Net change in unrealized appreciation or depreciation on investments	(14,751)	(2,702)	(7,408)	483,102
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,759)	63,435	(3,432)	601,029
Changes From Unit Transactions:
• Net unit transactions	18,780	(20,548)	(3,923)	(384,316)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	18,780	(20,548)	(3,923)	(384,316)
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,021	42,887	(7,355)	216,713
NET ASSETS AT DECEMBER 31, 2021	$236,567	$589,456	$535,980	$3,213,734

CG Variable Annuity Separate Account II

Notes to financial statements

December 31, 2021

1. Accounting Policies and Account Information

The Variable Account: CG Variable Annuity Separate Account II (the Variable Account) is a segregated investment account of Connecticut General Life Insurance Company (CG Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CG Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Variable Account are owned by CG Life, but are not available to meet the general obligations of CG Life. The Variable Account only offers one product (Flexible Payment Deferred) at multiple fee rates.

Effective January 1, 1998, CG Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although CG Life is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-two available mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:

Alger Capital Appreciation Portfolio - Class I-2

Alger Large Cap Growth Portfolio - Class I-2

Alger Mid Cap Growth Portfolio - Class I-2

Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Government Money Market Portfolio - Initial Class

Fidelity® VIP Growth Opportunities Portfolio -
Initial Class

Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class

Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market
Fund - Institutional Shares

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Investors Trust Series - Initial Class

MFS® VIT Research Series - Initial Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth
Portfolio - I Class

Neuberger Berman AMT Short Duration Bond Portfolio - I Class

Neuberger Berman AMT Sustainable Equity
Portfolio - I Class

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2021. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

1. Accounting Policies and Account Information (continued)

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of CG Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by CG Life, are offset by transfers to or from CG Life.

Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to CG Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the one contract type within the Variable Account:

•  Flexible Payment Deferred at a daily rate of .0035616% to .0038356% (1.30% to 1.40% on an annual basis)

As partial compensation for administrative services provided, CG Life additionally receives a $35 ($30 on New York contracts) annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of CG Life and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees for the variable sub-accounts of $3,132 and $10,650 were deducted and paid to CG Life for the years ended December 31, 2021 and 2020, respectively.

For contracts sold prior to May 1, 1997 (excluding contracts sold in the state of New York where the optional death benefit was not available), the participants could have, for an additional charge (optional death benefit fee), selected an optional death benefit. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. Optional death benefit fees for the variable sub-accounts of $1,556 and $13,347 were deducted and paid to CG Life for the years ended December 31, 2021 and 2020, respectively.

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees were deducted for the years ended December 31, 2021 and 2020.

No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made,

a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses. There were no withdrawal charges for 2021 or 2020.

Withdrawal, account and all other charges are included within Net unit transactions on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year in the five years ended December 31, 2021, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Alger Capital Appreciation Portfolio - Class I-2
	2021		1.30%	1.40%	$132.19	$223.67	16,941	$2,997,806	17.47%	17.59%	0.00%
	2020		1.30%	1.40%	112.53	190.21	20,039	2,971,321	39.78%	39.92%	0.00%
	2019		1.30%	1.40%	80.51	135.94	26,135	2,744,265	31.73%	31.86%	0.00%
	2018		1.30%	1.40%	61.12	103.10	32,269	2,630,407	-1.49%	-1.39%	0.08%
	2017		1.30%	1.40%	62.04	104.55	34,969	2,907,869	29.26%	29.39%	0.17%
Alger Large Cap Growth Portfolio - Class I-2
	2021		1.30%	1.40%	74.69	117.82	70,073	6,581,303	10.29%	10.40%	0.00%
	2020		1.30%	1.40%	67.73	106.72	74,789	6,409,057	64.71%	64.87%	0.18%
	2019		1.30%	1.40%	41.12	64.73	80,682	4,175,004	25.66%	25.79%	0.00%
	2018		1.30%	1.40%	32.72	51.46	90,291	3,725,293	0.79%	0.89%	0.00%
	2017		1.30%	1.40%	32.47	51.01	98,309	4,020,380	26.68%	26.81%	0.00%
Alger Mid Cap Growth Portfolio - Class I-2
	2021		1.30%	1.40%	82.08	124.19	56,497	5,255,037	2.75%	2.86%	0.00%
	2020		1.30%	1.40%	79.88	120.74	58,474	5,318,127	62.34%	62.50%	0.00%
	2019		1.30%	1.40%	49.20	74.30	61,408	3,451,503	28.45%	28.57%	0.00%
	2018		1.30%	1.40%	38.31	57.79	66,212	2,899,085	-8.73%	-8.64%	0.00%
	2017		1.30%	1.40%	41.97	63.25	70,620	3,399,124	27.99%	28.12%	0.00%
Alger Small Cap Growth Portfolio - Class I-2
	2021		1.30%	1.40%	48.97	72.15	36,277	2,212,651	-7.37%	-7.27%	0.00%
	2020		1.30%	1.40%	52.86	77.81	40,884	2,689,738	64.83%	64.99%	1.06%
	2019		1.30%	1.40%	32.07	47.16	47,160	1,862,637	27.54%	27.67%	0.00%
	2018		1.30%	1.40%	25.15	36.94	53,752	1,678,792	0.03%	0.13%	0.00%
	2017		1.30%	1.40%	25.14	36.90	63,182	1,947,890	26.94%	27.07%	0.00%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2021		1.30%	1.40%	37.16	45.02	8,404	342,561	8.39%	8.50%	1.60%
	2020		1.30%	1.40%	34.28	41.50	8,873	334,670	13.27%	13.39%	1.21%
	2019		1.30%	1.40%	30.26	36.60	15,437	535,231	16.61%	16.72%	1.76%
	2018		1.30%	1.40%	25.95	31.35	17,426	518,732	-6.67%	-6.57%	1.70%
	2017		1.30%	1.40%	27.81	33.56	18,227	579,197	12.52%	12.63%	1.83%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2021		1.40%	1.40%	93.13	93.13	28,387	2,643,786	26.06%	26.06%	0.06%
	2020		1.40%	1.40%	73.88	73.88	31,519	2,328,680	28.75%	28.75%	0.25%
	2019		1.40%	1.40%	57.38	57.38	42,907	2,462,098	29.75%	29.75%	0.46%
	2018		1.40%	1.40%	44.23	44.23	44,760	1,979,570	-7.68%	-7.68%	0.71%
	2017		1.40%	1.40%	47.90	47.90	55,637	2,665,249	20.18%	20.18%	0.99%

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2021		1.30%	1.40%	$43.32	$68.23	114,783	$6,014,692	23.16%	23.28%	1.88%
	2020		1.30%	1.40%	35.17	55.34	124,406	5,302,098	5.21%	5.32%	1.83%
	2019		1.30%	1.40%	33.43	52.55	129,941	5,260,488	25.67%	25.80%	1.94%
	2018		1.30%	1.40%	26.60	41.77	149,249	4,797,196	-9.57%	-9.48%	2.22%
	2017		1.30%	1.40%	29.41	46.15	181,776	6,292,660	11.33%	11.44%	1.69%
Fidelity® VIP Government Money Market Portfolio - Initial Class
	2021		1.30%	1.40%	12.07	12.90	76,579	967,069	-1.38%	-1.28%	0.01%
	2020		1.30%	1.40%	12.24	13.07	79,563	1,017,889	-1.07%	-0.98%	0.33%
	2019		1.30%	1.40%	12.37	13.20	82,291	1,063,054	0.60%	0.70%	2.00%
	2018		1.30%	1.40%	12.30	13.11	94,913	1,220,978	0.24%	0.34%	1.64%
	2017		1.30%	1.40%	12.27	13.06	97,003	1,246,645	-0.70%	-0.60%	0.66%
Fidelity® VIP Growth Opportunities Portfolio - Initial Class
	2021		1.40%	1.40%	75.52	75.52	27,360	2,066,234	10.39%	10.39%	0.00%
	2020		1.40%	1.40%	68.42	68.42	28,064	1,920,035	66.32%	66.32%	0.01%
	2019		1.40%	1.40%	41.14	41.14	26,989	1,110,205	38.88%	38.88%	0.15%
	2018		1.40%	1.40%	29.62	29.62	28,243	836,549	10.90%	10.90%	0.12%
	2017		1.40%	1.40%	26.71	26.71	30,619	817,810	32.64%	32.64%	0.30%
Fidelity® VIP High Income Portfolio - Initial Class
	2021		1.30%	1.40%	20.83	24.30	40,924	897,343	2.96%	3.06%	5.60%
	2020		1.30%	1.40%	20.23	23.58	37,470	788,899	1.32%	1.42%	5.01%
	2019		1.30%	1.40%	19.96	23.25	36,231	754,908	13.51%	13.62%	4.89%
	2018		1.30%	1.40%	17.59	20.46	42,157	774,626	-4.63%	-4.53%	5.58%
	2017		1.30%	1.40%	18.44	21.44	43,869	843,442	5.45%	5.55%	5.28%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2021		1.30%	1.40%	24.32	27.19	56,348	1,447,869	-1.99%	-1.89%	2.03%
	2020		1.30%	1.40%	24.81	27.71	58,348	1,532,422	7.87%	7.98%	2.22%
	2019		1.30%	1.40%	23.00	25.67	55,333	1,356,551	8.14%	8.25%	2.85%
	2018		1.30%	1.40%	21.27	23.71	56,631	1,288,431	-1.91%	-1.82%	2.35%
	2017		1.30%	1.40%	21.68	24.15	65,557	1,511,856	2.77%	2.87%	2.42%
Fidelity® VIP Overseas Portfolio - Initial Class
	2021		1.30%	1.40%	29.16	34.96	62,377	1,952,941	18.04%	18.15%	0.52%
	2020		1.30%	1.40%	24.70	29.59	65,954	1,752,599	14.01%	14.12%	0.44%
	2019		1.30%	1.40%	21.67	25.93	71,790	1,675,809	25.99%	26.12%	1.59%
	2018		1.30%	1.40%	17.20	20.56	83,885	1,562,397	-15.99%	-15.91%	1.54%
	2017		1.30%	1.40%	20.47	24.45	94,773	2,082,213	28.47%	28.60%	1.42%
Goldman Sachs VIT Government Money Market Fund - Institutional Shares
	2021		1.30%	1.40%	9.76	9.81	111,429	1,088,271	-1.38%	-1.29%	0.01%
	2020		1.30%	1.40%	9.90	9.94	102,272	1,012,309	-0.97%	-0.87%	0.37%
	2019		1.30%	1.40%	9.99	10.03	110,249	1,102,031	0.70%	0.80%	2.10%
	2018		1.30%	1.40%	9.93	9.95	116,173	1,153,087	0.32%	0.41%	1.73%
	2017		1.30%	1.40%	9.89	9.89	108,233	1,070,809	-0.64%	-0.64%	0.75%
MFS® VIT Growth Series - Initial Class
	2021		1.40%	1.40%	82.67	82.67	27,677	2,288,130	21.82%	21.82%	0.00%
	2020		1.40%	1.40%	67.87	67.87	28,846	1,957,670	30.02%	30.02%	0.00%
	2019		1.40%	1.40%	52.20	52.20	31,384	1,638,103	36.23%	36.23%	0.00%
	2018		1.40%	1.40%	38.31	38.31	34,035	1,304,016	1.24%	1.24%	0.09%
	2017		1.40%	1.40%	37.84	37.84	35,571	1,346,187	29.58%	29.58%	0.10%
MFS® VIT Investors Trust Series - Initial Class
	2021		1.40%	1.40%	49.90	49.90	34,023	1,697,891	25.05%	25.05%	0.63%
	2020		1.40%	1.40%	39.91	39.91	35,804	1,428,841	12.29%	12.29%	0.64%
	2019		1.40%	1.40%	35.54	35.54	36,555	1,299,175	29.75%	29.75%	0.70%
	2018		1.40%	1.40%	27.39	27.39	44,125	1,208,658	-6.80%	-6.80%	0.63%
	2017		1.40%	1.40%	29.39	29.39	47,859	1,406,601	21.63%	21.63%	0.71%
MFS® VIT Research Series - Initial Class
	2021		1.40%	1.40%	53.30	53.30	23,409	1,247,580	23.07%	23.07%	0.54%
	2020		1.40%	1.40%	43.31	43.31	25,210	1,091,724	14.97%	14.97%	0.72%
	2019		1.40%	1.40%	37.67	37.67	28,497	1,073,378	31.10%	31.10%	0.76%
	2018		1.40%	1.40%	28.73	28.73	35,502	1,020,013	-5.70%	-5.70%	0.68%
	2017		1.40%	1.40%	30.47	30.47	41,895	1,276,420	21.65%	21.65%	1.36%

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Total Return Series - Initial Class
	2021		1.30%	1.40%	$40.38	$55.38	87,033	$3,960,313	12.53%	12.64%	1.79%
	2020		1.30%	1.40%	35.88	49.17	93,154	3,762,191	8.29%	8.39%	2.26%
	2019		1.30%	1.40%	33.14	45.36	101,594	3,755,089	18.71%	18.83%	2.29%
	2018		1.30%	1.40%	27.91	38.17	115,462	3,639,835	-6.92%	-6.83%	2.17%
	2017		1.30%	1.40%	29.99	40.97	125,278	4,228,552	10.74%	10.85%	2.36%
MFS® VIT Utilities Series - Initial Class
	2021		1.30%	1.40%	75.00	110.37	26,734	2,423,474	12.51%	12.62%	1.73%
	2020		1.30%	1.40%	66.66	98.01	32,323	2,544,215	4.43%	4.53%	2.41%
	2019		1.30%	1.40%	63.83	93.76	37,189	2,764,846	23.33%	23.45%	4.22%
	2018		1.30%	1.40%	51.76	75.94	32,311	1,820,095	-0.35%	-0.25%	1.10%
	2017		1.30%	1.40%	51.94	76.13	32,875	1,865,606	13.24%	13.35%	4.30%
MFS® VIT II Income Portfolio - Initial Class
	2021		1.30%	1.40%	24.25	25.12	9,426	236,567	-0.93%	-0.83%	3.08%
	2020		1.30%	1.40%	24.47	25.33	8,676	219,546	7.83%	7.94%	3.75%
	2019		1.30%	1.40%	22.70	23.47	8,241	193,211	10.05%	10.16%	3.34%
	2018		1.30%	1.40%	20.62	21.31	9,736	207,253	-3.35%	-3.25%	3.99%
	2017		1.30%	1.40%	21.34	22.02	9,977	219,523	4.75%	4.87%	5.21%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.97%
	2018		1.30%	1.40%	27.36	47.61	83,649	2,683,283	-2.42%	-2.32%	1.18%
	2017		1.30%	1.40%	28.04	48.74	94,043	3,087,826	11.79%	11.90%	0.58%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2021		1.30%	1.40%	46.16	51.36	12,342	589,456	11.42%	11.53%	0.00%
	2020		1.30%	1.40%	41.42	46.05	12,727	546,569	38.04%	38.17%	0.00%
	2019		1.30%	1.40%	30.01	33.32	13,866	433,779	30.90%	31.03%	0.00%
	2018		1.30%	1.40%	22.93	25.43	15,296	367,026	-7.71%	-7.61%	0.00%
	2017		1.30%	1.40%	24.84	27.53	15,313	397,942	23.55%	23.67%	0.00%
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
	2021		1.30%	1.40%	13.43	15.19	37,904	535,980	-0.66%	-0.56%	2.58%
	2020		1.30%	1.40%	13.52	15.27	37,996	543,335	2.02%	2.12%	2.36%
	2019		1.30%	1.40%	13.25	14.96	38,631	541,927	2.25%	2.35%	1.55%
	2018		1.30%	1.40%	12.96	14.61	46,058	637,409	-0.38%	-0.28%	1.70%
	2017		1.30%	1.40%	13.01	14.66	43,086	596,307	-0.51%	-0.41%	1.46%
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2021		1.30%	1.40%	47.55	83.00	56,943	3,213,734	21.76%	21.88%	0.37%
	2020		1.30%	1.40%	39.05	68.10	65,069	2,997,021	17.90%	18.02%	0.60%
	2019	4/30/19	1.30%	1.40%	33.12	57.70	74,804	2,906,681	8.38%	8.45%	0.41%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

3. Financial Highlights (continued)

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2021:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Capital Appreciation Portfolio - Class I-2	$624,979	$503,528
Alger Large Cap Growth Portfolio - Class I-2	1,469,581	579,529
Alger Mid Cap Growth Portfolio - Class I-2	1,952,314	392,883
Alger Small Cap Growth Portfolio - Class I-2	788,741	390,327
Fidelity® VIP Asset Manager Portfolio - Initial Class	7,297	24,213
Fidelity® VIP Contrafund® Portfolio - Initial Class	310,955	291,735
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,141,479	947,001
Fidelity® VIP Government Money Market Portfolio - Initial Class	190,275	241,095
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	184,696	82,414
Fidelity® VIP High Income Portfolio - Initial Class	157,827	37,478
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	131,927	137,209
Fidelity® VIP Overseas Portfolio - Initial Class	211,907	194,064
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	117,354	41,392
MFS® VIT Growth Series - Initial Class	289,522	118,517
MFS® VIT Investors Trust Series - Initial Class	61,247	105,686
MFS® VIT Research Series - Initial Class	71,854	99,921
MFS® VIT Total Return Series - Initial Class	289,316	347,133
MFS® VIT Utilities Series - Initial Class	124,125	439,441
MFS® VIT II Income Portfolio - Initial Class	36,193	4,525
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	63,863	28,775
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	45,772	43,049
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	69,526	425,991

5. Investments

The following is a summary of investments owned at December 31, 2021:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Alger Capital Appreciation Portfolio - Class I-2	31,780	$94.33	$2,997,806	$2,264,425
Alger Large Cap Growth Portfolio - Class I-2	81,170	81.08	6,581,303	4,942,249
Alger Mid Cap Growth Portfolio - Class I-2	236,927	22.18	5,255,037	5,063,236
Alger Small Cap Growth Portfolio - Class I-2	79,363	27.88	2,212,651	2,211,388
Fidelity® VIP Asset Manager Portfolio - Initial Class	18,689	18.33	342,561	276,191
Fidelity® VIP Contrafund® Portfolio - Initial Class	48,644	54.35	2,643,786	1,522,103
Fidelity® VIP Equity-Income Portfolio - Initial Class	230,007	26.15	6,014,692	5,146,741
Fidelity® VIP Government Money Market Portfolio - Initial Class	967,069	1.00	967,069	967,069
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	26,072	79.25	2,066,234	848,647
Fidelity® VIP High Income Portfolio - Initial Class	170,923	5.25	897,343	1,020,589
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	108,455	13.35	1,447,869	1,400,250
Fidelity® VIP Overseas Portfolio - Initial Class	66,699	29.28	1,952,941	1,364,283
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	1,088,271	1.00	1,088,271	1,088,271
MFS® VIT Growth Series - Initial Class	28,832	79.36	2,288,130	1,104,327

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
MFS® VIT Investors Trust Series - Initial Class	37,967	$44.72	$1,697,891	$893,502
MFS® VIT Research Series - Initial Class	32,329	38.59	1,247,580	765,038
MFS® VIT Total Return Series - Initial Class	142,560	27.78	3,960,313	2,922,034
MFS® VIT Utilities Series - Initial Class	63,260	38.31	2,423,474	1,777,080
MFS® VIT II Income Portfolio - Initial Class	24,115	9.81	236,567	241,138
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	14,612	40.34	589,456	390,964
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	51,143	10.48	535,980	567,637
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	86,787	37.03	3,213,734	2,284,225

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2021, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	24	(3,122)	(3,098)
Alger Large Cap Growth Portfolio - Class I-2	11	(4,727)	(4,716)
Alger Mid Cap Growth Portfolio - Class I-2	1,119	(3,096)	(1,977)
Alger Small Cap Growth Portfolio - Class I-2	923	(5,530)	(4,607)
Fidelity® VIP Asset Manager Portfolio - Initial Class	—	(469)	(469)
Fidelity® VIP Contrafund® Portfolio - Initial Class	9	(3,141)	(3,132)
Fidelity® VIP Equity-Income Portfolio - Initial Class	9,371	(18,994)	(9,623)
Fidelity® VIP Government Money Market Portfolio - Initial Class	14,705	(17,689)	(2,984)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	—	(704)	(704)
Fidelity® VIP High Income Portfolio - Initial Class	4,768	(1,314)	3,454
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,708	(4,708)	(2,000)
Fidelity® VIP Overseas Portfolio - Initial Class	2,429	(6,006)	(3,577)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	12,006	(2,849)	9,157
MFS® VIT Growth Series - Initial Class	1	(1,170)	(1,169)
MFS® VIT Investors Trust Series - Initial Class	7	(1,788)	(1,781)
MFS® VIT Research Series - Initial Class	—	(1,801)	(1,801)
MFS® VIT Total Return Series - Initial Class	640	(6,761)	(6,121)
MFS® VIT Utilities Series - Initial Class	15	(5,604)	(5,589)
MFS® VIT II Income Portfolio - Initial Class	819	(69)	750
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	6	(391)	(385)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	2,317	(2,409)	(92)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	—	(8,126)	(8,126)

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	350	(6,446)	(6,096)
Alger Large Cap Growth Portfolio - Class I-2	34	(5,927)	(5,893)
Alger Mid Cap Growth Portfolio - Class I-2	1,035	(3,969)	(2,934)
Alger Small Cap Growth Portfolio - Class I-2	1,250	(7,526)	(6,276)
Fidelity® VIP Asset Manager Portfolio - Initial Class	63	(6,627)	(6,564)
Fidelity® VIP Contrafund® Portfolio - Initial Class	1	(11,389)	(11,388)
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,648	(7,183)	(5,535)
Fidelity® VIP Government Money Market Portfolio - Initial Class	12,582	(15,310)	(2,728)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,394	(319)	1,075
Fidelity® VIP High Income Portfolio - Initial Class	2,887	(1,648)	1,239
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	6,253	(3,238)	3,015
Fidelity® VIP Overseas Portfolio - Initial Class	1,133	(6,969)	(5,836)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	78,470	(86,447)	(7,977)
MFS® VIT Growth Series - Initial Class	—	(2,538)	(2,538)
MFS® VIT Investors Trust Series - Initial Class	3	(754)	(751)
MFS® VIT Research Series - Initial Class	2	(3,289)	(3,287)

CG Variable Annuity Separate Account II

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® VIT Total Return Series - Initial Class	1,239	(9,679)	(8,440)
MFS® VIT Utilities Series - Initial Class	169	(5,035)	(4,866)
MFS® VIT II Income Portfolio - Initial Class	554	(119)	435
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	763	(1,902)	(1,139)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	819	(1,454)	(635)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	52	(9,787)	(9,735)

7. Subsequent Events

Management evaluated subsequent events through April 27, 2022, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Connecticut General Life Insurance Company
and

Contract Owners of CG Variable Annuity Separate Account II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise CG Variable Annuity Separate Account II ("Variable Account"), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP
We have served as the Variable Account's Auditor since 1998.
Philadelphia, Pennsylvania
April 27, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio - Class I-2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Large Cap Growth Portfolio - Class I-2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Mid Cap Growth Portfolio - Class I-2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Small Cap Growth Portfolio - Class I-2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Government Money Market Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP High Income Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Overseas Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Growth Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Investors Trust Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Research Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT II Income Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021